SUBSEQUENT EVENTS - Narrative (Details) - $ / shares	Jul. 30, 2020	Jul. 31, 2020	Jul. 29, 2020
Disclosure of non-adjusting events after reporting period [line items]
Number of shares received per unit held (in shares)	0.25
Certain Brazilian and Columbian Operations
Disclosure of non-adjusting events after reporting period [line items]
Percent of interest retained			10.00%
TerraForm Power
Disclosure of non-adjusting events after reporting period [line items]
Ownership percentage	62.00%
Business combination, share conversion rate (USD per share)		0.47625
TerraForm Power | BEPC Exchangeable Units
Disclosure of non-adjusting events after reporting period [line items]
Business combination, shares exchanged (in shares)		37,035,241
TerraForm Power | LP Units
Disclosure of non-adjusting events after reporting period [line items]
Business combination, shares exchanged (in shares)		4,034,469
Minimum
Disclosure of non-adjusting events after reporting period [line items]
Incentive distribution rights calculation threshold	$ 0.300
Maximum
Disclosure of non-adjusting events after reporting period [line items]
Incentive distribution rights calculation threshold	$ 0.338
General partnership interest in a holding subsidiary held by Brookfield | BRELP
Disclosure of non-adjusting events after reporting period [line items]
Ownership percentage	1.00%
Brookfield and Subsidiaries
Disclosure of non-adjusting events after reporting period [line items]
Number of shares received (in shares)	33,100,000
Brookfield Renewable
Disclosure of non-adjusting events after reporting period [line items]
Number of shares received (in shares)	44,700,000
Holders of Units
Disclosure of non-adjusting events after reporting period [line items]
Ownership percentage	42.80%
Brookfield and Affiliates
Disclosure of non-adjusting events after reporting period [line items]
Ownership percentage	57.20%
Brookfield and Affiliates | TerraForm Power | BEPC Exchangeable Units
Disclosure of non-adjusting events after reporting period [line items]
Ownership percentage	84.70%
Brookfield Renewable Subsidiary
Disclosure of non-adjusting events after reporting period [line items]
Proportion of voting rights held in subsidiary	75.00%
Holders of LP Units, Excluding Brookfield and Affiliates and Brookfield Renewable | TerraForm Power | BEPC Exchangeable Units
Disclosure of non-adjusting events after reporting period [line items]
Ownership percentage	15.30%
Brookfield Asset Management | TerraForm Power
Disclosure of non-adjusting events after reporting period [line items]
Ownership percentage	51.50%
Brookfield Asset Management | TerraForm Power | Limited Partner Units, Redeemable/Exchangeable Partnership Units, BEPC Exchangeable Shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares in entity held by entity or by its subsidiaries or associates		220,030,707
Public Investors | TerraForm Power
Disclosure of non-adjusting events after reporting period [line items]
Ownership percentage	48.50%